CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 1,139	$ 4,042
Restricted bank deposits	382	463
Trade receivable, net	12,431	10,852
Other accounts receivable and prepaid expenses	2,353	2,239
Inventories, net	3,059	3,411
Patents	5,283	5,283
Total current assets	24,647	26,290
LONG-TERM ASSETS
Severance pay funds	458	482
Deferred tax long term	501	501
Property and equipment, net	2,397	1,640
Other Intangible assets, net	5,504	5,617
Goodwill	7,026	7,026
Operating lease right-of-use asset	260	484
Total non-current assets	16,146	15,750
TOTAL ASSETS	40,793	42,040
CURRENT LIABILITIES
Trade payables	474	1,267
Employees and payroll accruals	1,075	1,339
Related parties	142	168
Accrued expenses and other liabilities	283	469
Deferred revenue	507	715
Short-term loan and other	970	1,281
Total current liabilities	3,451	5,239
LONG-TERM LIABILITIES
Long-term loan	32,909	32,600
Deferred revenue	299	269
Deferred tax liability LT	170	170
Accrued severance pay	497	523
Operating lease liabilities	0	108
Total non-current liabilities	33,875	33,670
SHAREHOLDERS' EQUITY:
Ordinary shares	4,910	3,057
Additional paid-in capital	104,073	103,000
Accumulated deficit	(105,516)	(102,926)
Total shareholders' equity	3,467	3,131
Total Liabilities and Shareholders' Equity	$ 40,793	$ 42,040